Shareholder Fees - Hilton Tactical Income Fund	Sep. 01, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Redemption Fee	$ (1.00)
Institutional Class
Prospectus [Line Items]
Redemption Fee	$ (1.00)